I. Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
I. Income Taxes Details 3
Current – Federal	$ 0
Current – State	2
Total current	2
Deferred - Federal	194
Deferred – State	55
Total Deferred	249
Less: Valuation Allowance	(249)
Total Deferred	0
Total current and deferred	$ 2	$ 2